As filed with the Securities and Exchange Commission on February 10, 2020

Registration File No. 333-167778 Registration File No. 811-22431

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A (Check appropriate box or boxes)

[X]	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]	Pre-Effective Amendment No. ___

[X]	Post-Effective Amendment No. 31

and

[X]	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]	Amendment No. 33

RiverPark Funds Trust

(Exact Name of Registrant as Specified in Charter)

156 West 56th Street, 17th Floor

New York, NY 10019

(Address of Principal Executive Offices – Number, Street, City, State, Zip Code)

(212) 484-2100

(Registrant’s Telephone Number, including Area Code)

Morty Schaja

156 West 56th Street, 17th Floor

New York, NY 10019

(Name and Address – Number, Street, City, State, Zip Code – of Agent for Service)

Copies of all communications to:

Thomas R. Westle

Blank Rome LLP

1271 Avenue of the Americas

New York, New York 10020

Approximate Date of Proposed Public Offering: As soon as practicable following the effective date.

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)

[ ]	on ____________ pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)

[ ]	on ____________ pursuant to paragraph (a)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on ____________ pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective No. 31 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 30 filed January 28, 2020 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it had duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 10th day of February, 2020.

RIVERPARK FUNDS TRUST

/s/ Morty Schaja
Morty Schaja, Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Morty Schaja	Trustee	February 10, 2020
Morty Schaja

/s/ Stephen Connors	Treasurer and Chief Financial	February 10, 2020
Stephen Connors	Officer
/s/ Ira Balsam*	Trustee	February 10, 2020
Ira Balsam

/s/ Richard Browne*	Trustee	February 10, 2020
Richard Browne
/s/ Mitch Rubin*	Trustee	February 10, 2020
Mitch Rubin
/s/ David Sachs*	Trustee	February 10, 2020
David Sachs

*	By Morty Schaja, Attorney-In-Fact under Powers of Attorney

/s/ Morty Schaja
Morty Schaja